Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents (Note 25)	$ 1,215.0	$ 863.0
Investments	104.0	24.0
Trade and other receivables	232.0	165.0
Income tax receivables	24.0	30.0
Inventories (Note 10)	588.0	606.0
Other assets (Note 11)	33.0	32.0
Total current assets	2,196.0	1,720.0
Non-current assets
Mineral properties, plant and equipment (Note 12)	5,338.0	5,325.0
Investment in Juanicipio (Note 13)	1,921.0	0.0
Inventories (Note 10)	52.0	30.0
Income tax receivables	33.0	11.0
Deferred tax assets (Note 23)	83.0	45.0
Other assets (Note 14)	119.0	72.0
Total assets	9,742.0	7,203.0
Current liabilities
Accounts payable and accrued liabilities (Note 15)	549.0	489.0
Derivative liabilities (Note 9)	0.0	13.0
Provisions (Note 16)	46.0	35.0
Lease obligations (Note 17)	53.0	41.0
Debt (Note 18)	5.0	7.0
Income tax payables	164.0	102.0
Total current liabilities	817.0	687.0
Non-current liabilities
Provisions (Note 16)	589.0	427.0
Lease obligations (Note 17)	85.0	54.0
Debt (Note 18)	709.0	702.0
Other liabilities (Note 19)	106.0	94.0
Deferred tax liabilities	435.0	522.0
Total liabilities	2,741.0	2,486.0
Equity
Issued capital	7,448.0	5,940.0
Share-based compensation reserve	94.0	94.0
Investment revaluation reserve	(32.0)	(31.0)
Deficit	(513.0)	(1,299.0)
Total equity attributable to Company shareholders	6,997.0	4,704.0
Non-controlling interests	4.0	13.0
Total equity	7,001.0	4,717.0
Total liabilities and equity	$ 9,742.0	$ 7,203.0